Operating Segments Information - Summary of Geographical Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of geographical areas [line items]
OPERATING REVENUES	$ 290,441,208	$ 9,798,961	$ 274,884,107	$ 283,302,536
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	163,752,501		158,415,041		$ 5,524,714
United States [Member]
Disclosure of geographical areas [line items]
OPERATING REVENUES	196,462,345	6,628,284	180,745,837	205,730,670
Taiwan [member]
Disclosure of geographical areas [line items]
OPERATING REVENUES	35,413,647	1,194,792	38,868,679	32,631,149
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	93,350,839		97,337,094		3,149,489
Asia [Member]
Disclosure of geographical areas [line items]
OPERATING REVENUES	30,201,332	1,018,938	29,896,304	22,885,128
Europe [Member]
Disclosure of geographical areas [line items]
OPERATING REVENUES	26,445,240	892,215	23,275,732	20,577,069
Other geographical areas [member]
Disclosure of geographical areas [line items]
OPERATING REVENUES	1,918,644	$ 64,732	2,097,555	$ 1,478,520
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	25,025,498		26,935,370		844,315
China [member]
Disclosure of geographical areas [line items]
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	$ 45,376,164		$ 34,142,577		$ 1,530,910